Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 5,155,330	$ 3,721,439
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 128,539	$ 45,833
Percent of Total	2.49%	1.23%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 558,726	$ (55,000)
Percent of Total	10.84%	(1.48%)
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (6,500)	$ 320,499
Percent of Total	(0.13%)	8.61%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 2,687,273	$ 298,266
Percent of Total	52.13%	8.01%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 46,550	$ 61,654
Percent of Total	0.90%	1.66%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 490,906	$ 141,419
Percent of Total	9.52%	3.80%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 269,231	$ 9,592
Percent of Total	5.22%	0.26%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (74,203)	$ 19,879
Percent of Total	(1.44%)	0.53%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (108,330)	$ (45,395)
Percent of Total	(2.10%)	(1.22%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (44,969)	$ (118,064)
Percent of Total	(0.87%)	(3.17%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (4,520)	$ (9,452)
Percent of Total	(0.09%)	(0.25%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 17,049	$ 65,440
Percent of Total	0.33%	1.76%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (136,742)	$ 41,104
Percent of Total	(2.65%)	1.10%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (38,566)	$ (9,356)
Percent of Total	(0.75%)	(0.25%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,370,886	$ 2,955,020
Percent of Total	26.60%	79.41%